Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessel operating expenses
Crew wages and related costs	$ 65,402	$ 29,449	$ 14,355
Insurances	8,026	4,561	2,968
Maintenance, repairs, spares and stores	18,577	9,415	5,772
Lubricants	8,187	3,901	2,339
Tonnage taxes	3,717	1,360	797
Upgrading expenses	6,205	3,167	205
Miscellaneous	2,682	1,243	651
Total vessel operating expenses	$ 112,796	$ 53,096	$ 27,087